CALVERT VP VOLATILITY MANAGED MODERATE PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2019 (Unaudited)

	SHARES	VALUE ($)
EXCHANGE-TRADED FUNDS - 95.0%
Equity Exchange-Traded Funds - 48.7%
Financial Select Sector SPDR Fund (1)	81,000	2,082,510
iShares Core S&P Mid-Cap ETF	23,000	4,356,200
iShares Russell 2000 ETF (1)	21,000	3,214,890
iShares S&P 500 Growth ETF (1)	26,000	4,481,360
iShares S&P 500 Value ETF	30,000	3,382,200
iShares S&P Mid-Cap 400 Value ETF	5,500	863,335
Technology Select Sector SPDR Fund	26,500	1,961,000
Vanguard FTSE Developed Markets ETF (1)	252,000	10,299,240
Vanguard FTSE Emerging Markets ETF	27,000	1,147,500
Vanguard REIT ETF	26,000	2,259,660
Vanguard S&P 500 ETF	73,000	18,946,420
		52,994,315

Fixed-Income Exchange-Traded Funds - 46.3%
iShares Core U.S. Aggregate Bond ETF	231,000	25,195,170
Vanguard Total Bond Market ETF	309,000	25,084,620
		50,279,790

Total Exchange-Traded Funds (Cost $93,166,566)		103,274,105

SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.43%	1,345,575	1,345,575

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $1,345,575)		1,345,575

TOTAL INVESTMENTS (Cost $94,512,141) - 96.2%		104,619,680
Other assets and liabilities, net - 3.8%		4,084,846
NET ASSETS - 100.0%		108,704,526

NOTES TO SCHEDULE OF INVESTMENTS
(1) All or a portion of this security was on loan at March 31, 2019. The aggregate market value of securities on loan at March 31, 2019 was $16,766,817 and the total market value of the collateral received by the Fund was $17,103,345, comprised of cash of $1,345,575 and U.S. Government and/or agencies securities of $15,757,770.

FUTURES CONTRACTS	NUMBER OF CONTRACTS	EXPIRATION DATE	NOTIONAL AMOUNT	VALUE/UNREALIZED APPRECIATION (DEPRECIATION)
Long:
E-mini Russell 2000 Index	13	6/21/19	$1,003,470	$9,305
E-mini S&P 500 Index	29	6/21/19	4,114,810	122,181
E-mini S&P MidCap 400 Index	4	6/21/19	760,400	13,367
MSCI EAFE Index	16	6/21/19	1,493,120	30,988
Total Long				$175,841

At March 31, 2019, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
During the fiscal year to date ended March 31, 2019, futures contracts were used to adjust the Fund’s overall equity exposure in an effort to stabilize portfolio volatility around a target level and hedge against declines in the value of the Fund’s investments.
At March 31, 2019, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is equity price risk was $175,841.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund’s holdings as of March 31, 2019, based on the inputs used to value them:

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$103,274,105	$—	$—	$103,274,105
Short Term Investment of Cash Collateral for Securities Loaned	1,345,575	—	—	1,345,575
Total Investments	$104,619,680	$—	$—	$104,619,680
Futures Contracts	$175,841	$—	$—	$175,841
Total	$104,795,521	$—	$—	$104,795,521

(1) The value listed reflects unrealized appreciation (depreciation) as shown in the Schedule of Investments.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.